PENSIONS AND OTHER POST RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Schedule of defined benefit obligations and funded status

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	8 682	7 708	690	631
Current service costs	302	272	19	15
Plan participants’ contributions	17	17	-	-
Benefits paid	(350)	(316)	(27)	(24)
Interest costs	222	238	18	19
Foreign exchange	(6)	1	-	-
Settlements	11	5	-	-
Actuarial remeasurement:
Experience gain arising on plan liabilities	(1)	(26)	(1)	(6)
Actuarial (gain) loss arising from changes in demographic assumptions	(2)	50	-	12
Actuarial (gain) loss arising from changes in financial assumptions	(572)	733	(27)	43
Benefit obligation at end of year	8 303	8 682	672	690

Change in plan assets
Fair value of plan assets at beginning of year	7 305	6 693	-	-
Employer contributions	(11)	132	-	-
Plan participants’ contributions	17	17	-	-
Benefits paid	(325)	(290)	-	-
Foreign exchange	(5)	(1)	-	-
Settlements	11	5	-	-
Administrative costs	(2)	(2)	-	-
Income on plan assets	181	203	-	-
Actuarial remeasurement:
Return on plan assets greater than discount rate	530	548	-	-
Fair value of plan assets at end of year	7 701	7 305	-	-
Net unfunded obligation	602	1 377	672	690

Schedule of defined benefit plan expenses

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2021	2020	2021	2020
Analysis of amount charged to earnings:
Current service costs	302	272	19	15
Interest costs	41	35	18	19
Defined benefit plans expense	343	307	37	34
Defined contribution plans expense	94	83	-	-
Total benefit plans expense charged to earnings	437	390	37	34

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2021	2020	2021	2020
Return on plan assets (excluding amounts included in net interest expense)	(530)	(548)	-	-
Actuarial (gain) arising from experience on plan liabilities	(1)	(26)	(1)	(6)
Actuarial (gain) loss arising from changes in financial assumptions	(572)	733	(27)	43
Actuarial (gain) loss arising from changes in demographic assumptions	(2)	50	-	12
Actuarial (gain) loss recognized in other comprehensive income	(1 105)	209	(28)	49

Schedule of weighted average actuarial assumptions

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2021	2020	2021	2020
Discount rate	2.90	2.50	2.90	2.50
Rate of compensation increase	3.00	3.00	3.00	3.00

Schedule of changes in assumed assumptions

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(24)	31
Effect on the benefit obligations	(1 155)	1 515

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(80)	99
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	36	(31)

Schedule of weighted average pension plan asset allocations based on market value

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2021	2020
Equities	48	50
Fixed income	38	38
Plan assets, comprised of:
– Real Estate	14	12
Total	100	100